REVENUE AND ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of Revenue

	For the Year Ended
	December 31,	December 31,
	2021	2020

Point in Time	$359,960	$1,044,730
Over Time	34,188	32,300
	$394,148	$1,077,030

Schedule of Contract Assets and Liabilities

	December 31,	December 31,
	2021	2020

Contract Liability	$(6,486)	$(25,905)
	$(6,486)	$(25,905)